Average Annual Total Returns - UltraDow 30 ProFund	Investor OneYear	Investor FiveYears	Investor TenYears	Investor InceptionDate	Investor After Taxes on Distributions OneYear	Investor After Taxes on Distributions FiveYears	Investor After Taxes on Distributions TenYears	Investor After Taxes on Distributions and Sales of Shares OneYear	Investor After Taxes on Distributions and Sales of Shares FiveYears	Investor After Taxes on Distributions and Sales of Shares TenYears	Service OneYear	Service FiveYears	Service TenYears	Service InceptionDate	Dow Jones Industrial Average® OneYear		Dow Jones Industrial Average® FiveYears		Dow Jones Industrial Average® TenYears		Dow Jones Industrial Average® InceptionDate
Total	47.47%	20.00%	21.97%	Jun. 03, 2002	46.74%	19.68%	21.80%	28.53%	16.27%	19.14%	46.00%	18.81%	20.76%	Jun. 03, 2002	25.34%	[1]	12.59%	[1]	13.40%	[1]	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.